Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated April 28, 2008

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the NFJ Small-Cap Value and the NFJ Dividend Value Funds

Effective May 1, 2008, Class A, B and C shares of the NFJ Small-Cap Value and the NFJ Dividend Value Funds will again become available for purchase by new investors, and shareholders of other series of Allianz Funds (the “Trust”) and of PIMCO Funds and Allianz Funds Multi-Strategy Trust will be permitted to exchange any of their shares for shares of the same class of the NFJ Small-Cap Value and the NFJ Dividend Value Funds as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” Therefore, effective May 1, 2008, the section in the Prospectus entitled “How to Buy and Sell Shares — Disclosure Relating to the NFJ Small-Cap Value and NFJ Dividend Value Funds” is hereby deleted and corresponding disclosures shall be interpreted accordingly.

The Trust and the Distributor each reserves the right to close the NFJ Small-Cap Value Fund and/or NFJ Dividend Value Fund to new investment again or to impose other purchase and/or exchange restrictions at any time and may do so, for example, if a Fund’s assets reach a level at which the Sub-Adviser believes that further growth could result in capacity constraints or inefficiencies in the investment process.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated April 28, 2008

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the NFJ Small-Cap Value and the NFJ Dividend Value Funds

Effective May 1, 2008, Class D shares of the NFJ Small-Cap Value and the NFJ Dividend Value Funds will again become available for purchase by new investors, and shareholders of other series of Allianz Funds (the “Trust”) and of PIMCO Funds and Allianz Funds Multi-Strategy Trust will be permitted to exchange any of their Class D shares for Class D shares of the NFJ Small-Cap Value and the NFJ Dividend Value Funds as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” Therefore, effective May 1, 2008, the section in the Prospectus entitled “How to Buy and Sell Shares — Disclosure Relating to the NFJ Small-Cap Value and NFJ Dividend Value Funds” is hereby deleted and corresponding disclosures shall be interpreted accordingly.

The Trust and the Distributor each reserves the right to close the NFJ Small-Cap Value Fund and/or NFJ Dividend Value Fund to new investment again or to impose other purchase and/or exchange restrictions at any time and may do so, for example, if a Fund’s assets reach a level at which the Sub-Adviser believes that further growth could result in capacity constraints or inefficiencies in the investment process.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated April 28, 2008

to the Prospectus for Class R Shares of Allianz Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the NFJ Small-Cap Value and the NFJ Dividend Value Funds

Effective May 1, 2008, Class R shares of the NFJ Small-Cap Value and the NFJ Dividend Value Funds will again become available for purchase by new investors, and shareholders of other series of Allianz Funds (the “Trust”) and of PIMCO Funds and Allianz Funds Multi-Strategy Trust will be permitted to exchange any of their Class R shares for Class R shares of the NFJ Small-Cap Value and the NFJ Dividend Value Funds as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” Therefore, effective May 1, 2008, the section in the Prospectus entitled “How to Buy and Sell Shares — Disclosure Relating to the NFJ Small-Cap Value and NFJ Dividend Value Funds” is hereby deleted and corresponding disclosures shall be interpreted accordingly.

The Trust and the Distributor each reserves the right to close the NFJ Small-Cap Value Fund and/or NFJ Dividend Value Fund to new investment again or to impose other purchase and/or exchange restrictions at any time and may do so, for example, if a Fund’s assets reach a level at which the Sub-Adviser believes that further growth could result in capacity constraints or inefficiencies in the investment process.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated April 28, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the NFJ Small-Cap Value and the NFJ Dividend Value Funds

Effective May 1, 2008, Institutional and Administrative Class shares of the NFJ Small-Cap Value and the NFJ Dividend Value Funds will again become available for purchase by new investors, and shareholders of other series of Allianz Funds (the “Trust”) and of PIMCO Funds and Allianz Funds Multi-Strategy Trust will be permitted to exchange any of their shares for shares of the same class of the NFJ Small-Cap Value and the NFJ Dividend Value Funds as described in the Prospectus under “Purchases, Redemptions and Exchanges — Exchange Privilege.” Therefore, effective May 1, 2008, the section in the Prospectus entitled “Investment Options – Institutional Class and Administrative Class Shares — Disclosure Relating to the NFJ Small-Cap Value and NFJ Dividend Value Funds” is hereby deleted and corresponding disclosures shall be interpreted accordingly.

The Trust and the Distributor each reserves the right to close the NFJ Small-Cap Value Fund and/or NFJ Dividend Value Fund to new investment again or to impose other purchase and/or exchange restrictions at any time and may do so, for example, if a Fund’s assets reach a level at which the Sub-Adviser believes that further growth could result in capacity constraints or inefficiencies in the investment process.